Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 11,859	$ 12,719	$ 12,773	$ 24,578	$ 25,507
Interest expense		8,071	8,918	9,492	16,989	18,977
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income	[2],[3]	9,977	10,679	11,032	20,656	22,088
Interest expense	[2],[3]	7,403	8,270	8,974	15,673	17,912
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income	[3]	756	862	905	1,618	1,772
Other [member]
Analysis Of Income And Expense [line items]
Interest income	[4]	1,126	1,178	836	2,304	1,647
Interest expense	[4]	$ 668	$ 648	$ 518	$ 1,316	$ 1,065

[1]	Interest income included $10.7 billion for the quarter ended April 30, 2025 (January 31, 2025: $11.5 billion; April 30, 2024: $11.9 billion) and $22.3 billion for the six months ended April 30, 2025 (April 30, 2024: $23.9 billion), calculated based on the effective interest rate method.
[2]	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
[3]	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
[4]	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.